Retirement Benefit Obligations - Summary of Impact of Movement in Principal Actuarial Assumptions (Detail) - Plan assets [member] - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Split of scheme assets [line items]
Total assets		$ 3,174	$ 3,321	$ 3,013
Investments quoted in active markets [member] | Equity instruments [member]
Split of scheme assets [line items]
Total assets	[1]	752	862
Investments quoted in active markets [member] | Debt Instruments [member]
Split of scheme assets [line items]
Total assets	[2]	1,874	2,025
Investments quoted in active markets [member] | Property [member]
Split of scheme assets [line items]
Total assets		128	106
Investments quoted in active markets [member] | Cash and cash equivalents [member]
Split of scheme assets [line items]
Total assets		40	56
Investments quoted in active markets [member] | Investment fund [member]
Split of scheme assets [line items]
Total assets		129	166
Unquoted investments [member]
Split of scheme assets [line items]
Total assets		3,174	3,321
Unquoted investments [member] | Equity instruments [member]
Split of scheme assets [line items]
Total assets		2	2
Unquoted investments [member] | Debt Instruments [member]
Split of scheme assets [line items]
Total assets	[3]	14	12
Unquoted investments [member] | Property [member]
Split of scheme assets [line items]
Total assets		71	69
Unquoted investments [member] | Cash and cash equivalents [member]
Split of scheme assets [line items]
Total assets		9	6
Unquoted investments [member] | Assets held by insurance company [member]
Split of scheme assets [line items]
Total assets		$ 155	$ 17

[1]	Equity instruments primarily relate to developed markets.
[2]	Quoted debt instruments are made up of $1,317 million (2020: $1,288 million) and $557 million (2020: $737 million) of government and non-government instruments respectively.
[3]	Unquoted debt instruments primarily relate to government debt instruments.